Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000125197 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000125197 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000125197 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000125197 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000125197 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000125197 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000125197 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000125197 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000125197 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000125197 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000125197 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000125197 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000125197 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000125197 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000125197 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000125197 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000125197 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000125197 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
C000125197 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000125197 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000125204 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000125204 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000125204 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000125204 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000125204 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000125204 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000125204 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000125204 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000125204 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000125204 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000125204 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000125204 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000125204 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000125204 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000125204 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000125204 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000125204 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000125204 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000125204 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	45.80%
C000125204 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000200399 [Member] | First Trust Small Cap Growth AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
C000200399 [Member] | First Trust Large Cap Growth AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%
C000200399 [Member] | First Trust Dow Jones Internet Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000200399 [Member] | First Trust Financials AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000200399 [Member] | First Trust Industrials Producer Durables AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
C000200399 [Member] | First Trust NASDAQ 100 Ex Technology Sector Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000200399 [Member] | First Trust Utilities AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000200399 [Member] | Dreyfus Government Cash Management Fund Institutional Shares Class I [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000257781 [Member] | Argan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000257781 [Member] | Integer Holdings Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000257781 [Member] | AGNC Investment Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000257781 [Member] | Bentley Systems Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000257781 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000257781 [Member] | Monarch Casino And Resort Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000257781 [Member] | CareTrust REIT Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000257781 [Member] | Graco Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000257781 [Member] | AptarGroup Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000257781 [Member] | Stride Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000257781 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000257781 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%
C000257781 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000257781 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000257781 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000257781 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000257781 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000257781 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
C000257781 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000257781 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%